The Registrant is filing this amendment to its Form N‑CEN for the reporting period ended May 31, 2025, previously amended with the Securities and Exchange Commission on October 14, 2025 (Accession Number 0000001410368-25-014368). The purpose of this amendment is to correct the monthly average net asset value reported in Item C.19.a., which was previously stated in thousands. The monthly average net asset value has been updated to reflect the full amount. Except as set forth above, this amendment does not amend, update, or change any other items or disclosures in the original Form N‑CEN filing.